Financial Instruments - Reconciliation of movement in the provision for expected credit losses (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of movement in the provision for expected credit losses
Financial assets	$ (220)		$ (220)
Net change during the year	(212)
Financial assets	(432)
Accumulated impairment
Reconciliation of movement in the provision for expected credit losses
Financial assets		$ (1,096)
Financial assets		(2,281)	(1,096)
Trade receivables
Reconciliation of movement in the provision for expected credit losses
Financial assets	(8,676)
Trade receivables | Accumulated impairment
Reconciliation of movement in the provision for expected credit losses
Financial assets		(1,096)
Net change during the year		(1,185)	(664)
Financial assets	$ (432)	$ (2,281)	$ (1,096)